Debt for Continuing Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified		3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Senior Secured Notes 4.875% due 2014	Dec. 31, 2013 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014	Jan. 15, 2004 Senior Secured Notes 4.875% due 2014	Nov. 30, 2010 Senior Notes 7.375% due 2018	Mar. 31, 2014 Senior Notes 7.375% due 2018	Dec. 31, 2013 Senior Notes 7.375% due 2018	Dec. 31, 2012 Senior Notes 7.375% due 2018	Nov. 30, 2010 Senior Notes 7.625% due 2020	Mar. 31, 2014 Senior Notes 7.625% due 2020	Dec. 31, 2013 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Notes 7.625% due 2020	Nov. 30, 2012 Senior Subordinated Notes 6.625% due 2019	Mar. 31, 2014 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2013 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2013 Accounts Receivable Facilities	Mar. 31, 2014 Accounts Receivable Facilities	Dec. 31, 2012 Accounts Receivable Facilities	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2012 Tranche A	Mar. 31, 2014 Tranche A Senior Secured Credit Facility	Dec. 31, 2013 Tranche A Senior Secured Credit Facility	Dec. 31, 2012 Tranche A Senior Secured Credit Facility	Dec. 31, 2012 Tranche B Senior Secured Credit Facility	Dec. 31, 2012 Tranche C	Mar. 31, 2014 Tranche C Senior Secured Credit Facility	Dec. 31, 2013 Tranche C Senior Secured Credit Facility	Dec. 31, 2012 Tranche C Senior Secured Credit Facility	Dec. 31, 2012 Tranche D	Mar. 31, 2014 Tranche D Senior Secured Credit Facility	Dec. 31, 2013 Tranche D Senior Secured Credit Facility	Dec. 31, 2012 Tranche D Senior Secured Credit Facility	Dec. 31, 2012 Tranche E	Mar. 31, 2014 Tranche E Senior Secured Credit Facility	Dec. 31, 2013 Tranche E Senior Secured Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date																		Dec. 19, 2017				Mar. 08, 2018	Mar. 08, 2018		Feb. 28, 2014	Feb. 28, 2014	Feb. 28, 2014	Feb. 28, 2016		Feb. 28, 2017	Feb. 28, 2017	Feb. 28, 2017		Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2020		Mar. 08, 2020	Mar. 08, 2020
Debt agreement, effective interest rate																		3.67%		3.71%						1.92%	1.96%	4.35%			4.41%	4.17%			4.50%	4.50%		4.31%	4.10%
Senior Notes or Senior Subordinated Notes, due date		2014	2014	2014		2018	2018	2018	2018	2020	2020	2020	2020	2019	2019	2019	2019
Debt instrument stated percentage	1.00%	4.875%	4.875%	4.875%	4.875%	7.375%	7.375%	7.375%	7.375%	7.625%	7.625%	7.625%	7.625%	6.625%	6.625%	6.625%	6.625%	3.67%	3.66%		3.42%			1.92%					3.92%				4.50%				4.00%
Discount on notes				$ 4